Inventories - Schedule of Cost of Sales (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Inventories [Abstract]
Cost of goods manufactured	$ 393.5	$ 405.5	$ 392.1
Depreciation and amortization included in costs of sales	11.8	10.9	9.7
Total cost of sales	$ 405.3	$ 416.4	$ 401.8